Stockholders' Equity (Details) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Sep. 14, 2018	Aug. 10, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2011	Sep. 18, 2009
Stockholders' Equity
Agreed contribution from stockholder		$ 10
Number of shares issued upon refinancing of debt in exchange for debt reduction		99,342,271
Percentage of shares issued to lender to outstanding stock		47.50%
Shares issued			109,799,352		213,324,455
Shares outstanding			109,799,352		213,324,455
Authorized capital stock, common stock (in shares)			750,000,000		750,000,000		750,000,000
Authorized capital stock, par value of common stock (in dollars per share)			$ 0.01		$ 0.01		$ 0.01
Authorized capital stock, preferred stock (in shares)			100,000,000		100,000,000		100,000,000
Authorized capital stock, par value of preferred stock (in dollars per share)			$ 0.01		$ 0.01		$ 0.01
Stock compensation (in shares)			0
Minimum net cash proceeds from common stock offerings, as a condition for payment of cash dividends					$ 50
Number of warrants issued to lenders			15,000,000	15,000,000	15,000,000	15,000,000
Exercise price of warrant (in dollars per share)						$ 7.00
Restricted stock
Stockholders' Equity
Shares granted	4,182,832
Restricted stock | Vesting on December 31, 2019
Stockholders' Equity
Vesting percentage	50.00%
Vesting period	15 months 15 days
Restricted stock | Vesting on December 31, 2021
Stockholders' Equity
Vesting percentage	50.00%
Vesting period	39 months 15 days
Manager's employees, directors and employees of the Company
Stockholders' Equity
Stock compensation (in shares)				17,608